November 19, 1998

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:      TIP FUNDS (FILE NOS. 333-00641 AND 811-07527)
         FILING PURSUANT TO RULE 497(E)

Ladies and Gentlemen:

On behalf of our client, TIP Funds (the "Trust"), we are filing, pursuant to Rule 497(e) under the Securities Act of 1933, a supplement dated November 19, 1998, to the Turner Prospectus dated January 31, 1998, for the Trust's Midcap Growth and Growth Equity Funds.

Please contact me at (202) 467-7811 if you have any questions regarding this filing.

Sincerely,

/s/ Elizabeth H. Torp

Elizabeth H. Torp
Legal Assistant


cc:      Edward B. Baer, Esq.

                                    TIP FUNDS

                               MIDCAP GROWTH FUND
                               GROWTH EQUITY FUND

                      SUPPLEMENT DATED NOVEMBER 19, 1998 TO
                      THE PROSPECTUS DATED JANUARY 31, 1998

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS. IT SHOULD BE RETAINED AND READ IN CONJUNCTION WITH SUCH PROSPECTUS.

THE MIDCAP GROWTH AND GROWTH EQUITY FUNDS WILL CLOSE TO MOST NEW INVESTORS ONCE THE ASSETS UNDER MANAGEMENT OF TURNER INVESTMENT PARTNERS, INC. ("TURNER") REACH CERTAIN SPECIFIED LEVELS. EFFECTIVE WHEN THE ASSETS THAT TURNER MANAGES IN ITS MIDCAP GROWTH EQUITY STYLE AND THE GROWTH EQUITY STYLE (WHICH INCLUDES THE ASSETS OF EACH FUND) REACH $2.6 BILLION AND $8.6 BILLION, RESPECTIVELY, THE FUNDS WILL BE CLOSED TO NEW INVESTORS. EXISTING SHAREHOLDERS OF THE FUNDS WILL BE NOTIFIED BEFORE THE FUNDS ARE CLOSED TO NEW INVESTORS.

SHAREHOLDERS OF THE FUNDS AS OF THE EFFECTIVE DATE FOR THIS CLOSING MAY CONTINUE TO MAKE INVESTMENTS IN THE FUNDS, AND MAY OPEN ADDITIONAL ACCOUNTS WITH THE FUNDS, PROVIDED THE NEW ACCOUNTS ARE REGISTERED IN THE SAME NAME OR HAVE THE SAME TAXPAYER IDENTIFICATION OR SOCIAL SECURITY NUMBER ASSIGNED TO THEM. IN ADDITION, CERTAIN LIMITED CLASSES OF NEW INVESTORS MAY ALSO PURCHASE SHARES OF THE FUNDS AFTER THEY ARE CLOSED TO NEW INVESTORS.


                             PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.